STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Aug. 31, 2019
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

24.     STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, and in private school sector, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended August 31, 2017, 2018 and 2019, the Group made apportions of nil,  nil and nil to the statutory surplus reserve fund, respectively, and RMB 17,132, RMB nil and nil to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings of the Company’s PRC subsidiaries and VIEs. As of August 31, 2018, paid in capital, additional paid in capital, statutory reserves and retained earnings were RMB 477,816, RMB 13,760, RMB 112 and RMB 471,703 respectively. As of August 31, 2019, paid in capital, additional paid in capital, statutory reserves and retained earnings were RMB 682,000, RMB 124,151, RMB 2,396 and RMB 853,039 respectively. As of August 31, 2018, and 2019, the total of restricted net assets was therefore RMB 963,391, and RMB 1,661,586, respectively.